Equity Method Investment (Tables)	12 Months Ended
Mar. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments
	Year ended March 31,
	2022	2023
	RMB	RMB

Cost	1,425	1,425
Less: accumulated impairment	(1,425)	(1,425)
Equity method investment, net	-	-